Note 13 - Segment Information - Segment Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Net sales	[1]	$ 1,659,675	$ 1,578,887	$ 1,458,603
Cost of products sold		1,428,461	1,428,686	1,270,385
Selling and advertising expense	[2]	37,343	33,950	34,223
General and administrative expense		45,754	41,509	46,986
Other segment items	[3]	(19,122)	(12,986)	(10,010)
Interest Expense, Nonoperating		18,144	33,245	34,020
Earnings before income taxes		149,095	54,483	82,999
Income taxes		34,421	13,259	19,681
Net earnings		114,674	41,224	63,318
Depreciation and amortization	[4]	43,997	44,776	43,478
Capital expenditures	[5]	46,855	61,548	43,625
Total assets		1,247,758	1,181,429	1,383,997
Subtotal FIFO Basis [Member]
Net sales	[1]	1,659,675	1,578,887	1,458,603
Cost of products sold		1,450,759	1,394,212	1,248,043
Selling and advertising expense	[2]	37,343	33,950	34,223
General and administrative expense		45,754	41,509	46,986
Other segment items	[3]	(19,122)	(12,986)	(10,010)
Interest Expense, Nonoperating		18,144	33,245	34,020
Earnings before income taxes		126,797	88,957	105,341
Depreciation and amortization	[4]	43,997	44,776	43,478
Capital expenditures	[5]	46,855	61,548	43,625
Total assets		1,584,716	1,540,685	1,708,779
LIFO Impact [Member]
Net sales	[1]	0	0	0
Cost of products sold		(22,298)	34,474	22,342
Selling and advertising expense	[2]	0	0	0
General and administrative expense		0	0	0
Other segment items	[3]	0	0	0
Interest Expense, Nonoperating		0	0	0
Earnings before income taxes		22,298	(34,474)	(22,342)
Depreciation and amortization	[4]	0	0	0
Capital expenditures	[5]	0	0	0
Total assets		(336,958)	(359,256)	(324,782)
Operating Segments [Member] | Vegetable Segment [Member]
Net sales	[1]	1,517,815	1,439,029	1,325,618
Cost of products sold		1,337,578	1,282,833	1,137,351
Selling and advertising expense	[2]	34,447	30,842	30,843
General and administrative expense		29,604	27,440	30,331
Other segment items	[3]	(989)	(3,214)	2,634
Interest Expense, Nonoperating		16,220	30,370	31,607
Earnings before income taxes		100,955	70,758	92,852
Depreciation and amortization	[4]	36,032	40,770	39,364
Capital expenditures	[5]	40,918	60,431	42,089
Total assets		1,473,285	1,433,773	1,604,449
Operating Segments [Member] | Fruit and Snack Segment [Member]
Net sales	[1]	108,476	107,373	100,835
Cost of products sold		89,201	87,492	88,993
Selling and advertising expense	[2]	2,525	2,680	3,011
General and administrative expense		3,351	3,243	3,011
Other segment items	[3]	20	0	209
Interest Expense, Nonoperating		1,522	2,251	2,347
Earnings before income taxes		11,857	11,707	3,264
Depreciation and amortization	[4]	3,277	3,388	3,480
Capital expenditures	[5]	3,918	1,117	1,536
Total assets		108,369	104,666	100,627
Operating Segments [Member] | Corporate Segment and Other Operating Segment [Member]
Net sales	[1]	33,384	32,485	32,150
Cost of products sold		23,980	23,887	21,699
Selling and advertising expense	[2]	371	428	369
General and administrative expense		12,799	10,826	13,644
Other segment items	[3]	(18,153)	(9,772)	(12,853)
Interest Expense, Nonoperating		402	624	66
Earnings before income taxes		13,985	6,492	9,225
Depreciation and amortization	[4]	4,688	618	634
Capital expenditures	[5]	2,019	0	0
Total assets		$ 3,062	$ 2,246	$ 3,703

[1]	Information received by the CODM as part of net sales includes trade promotion costs representing amounts paid to customers for shelf space, to obtain favorable display positions, and to offer temporary price reductions for the sale of the Company's products to consumers.
[2]	Information received by the CODM as part of selling and advertising expenses includes direct selling expenses such as brokerage costs, sales force employee compensation, and costs incurred to execute sales to customers.
[3]	Other segment items include other operating (income) expense, net and other non-operating income, each of which are not considered to be significant segment expenses. These amounts are combined into one line for purposes of reconciling to the reported measure of earnings (loss) before income taxes.
[4]	Depreciation and amortization are required to be disclosed as both amounts are included in the reported measure of earnings (loss) before income taxes. The amounts are not considered to be significant segment expenses and therefore are shown separately as an additional segment disclosure. Depreciation and amortization are included within the line items for cost of products sold and general and administrative expense.
[5]	Capital expenditures represent fixed asset additions recorded during the respective fiscal year, regardless of payment timing. The total shown for each fiscal year reconciles to amounts reported on the Consolidated Statements of Cash Flows within the sections for net cash used in investing activities and supplemental noncash transaction information.